Rondure New World Fund
PORTFOLIO OF INVESTMENTS
January 31, 2020 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (99.50%)
Argentina (0.40%)
Arcos Dorados Holdings, Inc., Class A	77,600	$595,192

Australia (1.03%)
Coca-Cola Amatil, Ltd.	191,100	1,518,460

Bangladesh (0.66%)
Square Pharmaceuticals, Ltd.	418,832	973,649

Brazil (5.23%)
Ambev SA	402,200	1,676,381
B3 SA - Brasil Bolsa Balcao	229,600	2,571,246
Hypera SA	171,400	1,423,597
M Dias Branco SA	114,700	1,104,790
Raia Drogasil SA	33,300	962,548
		7,738,562

Canada (1.30%)
Lululemon Athletica, Inc.(a)	8,025	1,921,105

China (12.89%)
ANTA Sports Products, Ltd.	246,000	2,141,721
China Resources Beer Holdings Co., Ltd.	140,000	647,743
Chongqing Brewery Co., Ltd.	111,100	756,517
Haier Electronics Group Co., Ltd.	233,000	699,867
Hengan International Group Co., Ltd.	105,000	764,835
Kweichow Moutai Co., Ltd., Class A	4,400	646,858
Li Ning Co., Ltd.	1,552,000	4,532,428
Sichuan Swellfun Co., Ltd.	153,900	1,109,873
TravelSky Technology, Ltd., Class H	409,000	885,080
Tsingtao Brewery Co., Ltd., Class H	381,000	2,107,354
Want Want China Holdings, Ltd.	590,000	487,016
Yum China Holdings, Inc.	99,600	4,289,772
		19,069,064

		Value
	Shares	(Note 2)
Greece (1.68%)
JUMBO SA	122,456	$2,490,538

Hong Kong (4.64%)
Cafe de Coral Holdings, Ltd.	214,000	480,149
Hong Kong Exchanges & Clearing, Ltd.	122,000	4,008,607
Vitasoy International Holdings, Ltd.	660,000	2,378,958
		6,867,714

India (12.53%)
Asian Paints, Ltd.	62,744	1,576,668
Britannia Industries, Ltd.	14,622	654,233
Colgate-Palmolive India, Ltd.	39,204	728,808
Dabur India, Ltd.	159,000	1,102,890
HCL Technologies, Ltd.	95,500	791,645
HDFC Bank, Ltd.	64,000	1,096,267
Hero MotoCorp, Ltd.	31,500	1,100,288
Hindustan Unilever, Ltd.	25,135	715,021
Jubilant Foodworks, Ltd.	116,000	3,065,909
Marico, Ltd.	14,900	65,813
Maruti Suzuki India, Ltd.	6,070	586,182
Nestle India, Ltd.	3,718	799,203
Pidilite Industries, Ltd.	6,385	135,166
Schaeffler India, Ltd.	20,605	1,320,620
SKF India, Ltd.	24,500	710,286
Tata Consultancy Services, Ltd.	123,500	3,598,258
United Breweries, Ltd.	27,500	486,427
		18,533,684

Indonesia (3.61%)
Ace Hardware Indonesia Tbk PT	10,381,000	1,305,998
Indofood CBP Sukses Makmur Tbk PT	3,482,500	2,889,860
Multi Bintang Indonesia Tbk PT	515,000	584,584
Unilever Indonesia Tbk PT	965,000	560,513
		5,340,955

Kenya (2.25%)
Safaricom PLC	10,979,600	3,333,288

Malaysia (6.88%)
Carlsberg Brewery Malaysia Bhd	558,000	4,440,400
Hartalega Holdings Bhd	776,000	1,118,800

		Value
	Shares	(Note 2)
Malaysia (continued)
Heineken Malaysia Bhd	588,000	$3,997,482
Top Glove Corp. Bhd	432,000	615,237
		10,171,919

Mexico (4.36%)
Becle SAB de CV	1,769,600	3,286,246
Wal-Mart de Mexico SAB de CV	1,082,400	3,167,204
		6,453,450

Pakistan (0.16%)
Nestle Pakistan, Ltd.	4,578	229,477

Peru (0.94%)
Alicorp SAA	236,846	636,532
InRetail Peru Corp.(b)(c)	20,196	759,370
		1,395,902

Philippines (7.06%)
International Container Terminal Services, Inc.	272,000	693,445
Jollibee Foods Corp.	247,000	926,786
Philippine Seven Corp.	1,631,447	4,573,700
Puregold Price Club, Inc.	1,288,000	964,538
San Miguel Food and Beverage, Inc.	1,278,390	1,833,457
Wilcon Depot, Inc.	3,890,000	1,442,233
		10,434,159

Poland (1.34%)
AmRest Holdings SE(a)	94,000	1,166,948
Dino Polska SA(a)(b)(c)	19,400	812,155
		1,979,103

Russia (1.91%)
Moscow Exchange MICEX-RTS PJSC	1,644,720	2,824,764

South Africa (2.39%)
Clicks Group, Ltd.	115,400	1,861,897
Distell Group Holdings, Ltd.	69,900	605,457
Shoprite Holdings, Ltd.	137,200	1,064,888
		3,532,242

South Korea (2.08%)
LG Household & Health Care, Ltd.	650	679,849

		Value
	Shares	(Note 2)
South Korea (continued)
S-1 Corp.	13,800	$1,054,814
Samsung Electronics Co., Ltd.	29,000	1,343,658
		3,078,321

Sri Lanka (1.10%)
Lion Brewery Ceylon PLC	472,256	1,621,469

Taiwan (8.47%)
President Chain Store Corp.	284,000	2,794,050
Taiwan FamilyMart Co., Ltd.	274,000	1,977,291
Taiwan Semiconductor Manufacturing Co., Ltd.	640,000	6,601,095
Uni-President Enterprises Corp.	487,000	1,160,263
		12,532,699

Tanzania (0.11%)
Tanzania Breweries, Ltd.	34,234	161,204

Thailand (5.68%)
Airports of Thailand PCL	263,000	591,764
Bangkok Dusit Medical Services PCL	1,784,000	1,418,629
Bumrungrad Hospital PCL	332,000	1,419,531
CP ALL PCL	129,000	291,647
Home Product Center PCL	1,238,000	577,404
MK Restaurants Group PCL	559,000	1,238,920
TOA Paint Thailand PCL	2,494,000	2,857,063
		8,394,958

Turkey (0.59%)
BIM Birlesik Magazalar AS	107,600	875,789

United Arab Emirates (2.14%)
Aramex PJSC	3,253,000	3,171,005

United States (3.85%)
Kansas City Southern	6,935	1,169,865
Microsoft Corp.	9,750	1,659,743
Starbucks Corp.	33,800	2,867,254
		5,696,862

Vietnam (4.22%)
Saigon Beer Alcohol Beverage Corp.	64,520	587,748
Vietnam Dairy Products JSC	555,582	2,576,649

		Value
	Shares	(Note 2)
Vietnam (continued)
Vincom Retail JSC	2,403,065	$3,077,812
		6,242,209

TOTAL COMMON STOCKS
(Cost $132,520,021)		147,177,743

TOTAL INVESTMENTS (99.50%)
(Cost $132,520,021)		$147,177,743

Other Assets In Excess Of Liabilities (0.50%)		742,004

NET ASSETS (100.00%)		$147,919,747

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2020, these securities had a total aggregate market value of $1,571,525 representing 1.06% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2020, the aggregate market value of those securities was $1,571,525, representing 1.06% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Rondure Overseas Fund
PORTFOLIO OF INVESTMENTS
January 31, 2020 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (99.85%)
Australia (8.66%)
ASX, Ltd.	4,000	$226,302
Coca-Cola Amatil, Ltd.	86,600	688,114
REA Group, Ltd.	7,946	601,231
SEEK, Ltd.	10,000	149,924
Sydney Airport	50,600	281,442
		1,947,013

Austria (1.13%)
Mayr Melnhof Karton AG	1,850	254,417

Belgium (0.30%)
Lotus Bakeries NV	22	66,691

Britain (12.86%)
Compass Group PLC	6,996	172,956
Diageo PLC	11,200	442,882
Intertek Group PLC	1,700	128,993
J D Wetherspoon PLC	13,488	276,247
Rightmove PLC	41,800	362,261
Unilever NV	16,400	956,979
WH Smith PLC	9,287	292,565
Whitbread PLC	4,400	259,375
		2,892,258

Canada (3.29%)
Alimentation Couche-Tard, Inc., Class B	20,000	668,430
Dollarama, Inc.	2,100	71,550
		739,980

Denmark (2.51%)
Carlsberg A/S(a)	2,272	331,789
Royal Unibrew A/S	2,440	231,966
		563,755

Finland (2.73%)
Kone Oyj, Class B	2,300	148,436
Olvi Oyj, Class A	10,805	466,460
		614,896

France (10.35%)
Danone SA	11,480	918,684
EssilorLuxottica SA	900	133,253

		Value
	Shares	(Note 2)
France (continued)
Laurent-Perrier	550	$49,992
L'Oreal SA	1,300	361,591
LVMH Moet Hennessy Louis Vuitton SE	590	256,929
Pernod Ricard SA	2,582	447,041
Remy Cointreau SA	912	96,046
Sodexo SA	600	62,823
		2,326,359

Germany (6.72%)
adidas AG	1,130	357,210
CTS Eventim AG & Co., KGaA	3,745	232,879
Deutsche Post AG	3,505	122,289
Puma SE	8,360	669,411
SAP SE	1,000	130,232
		1,512,021

Hong Kong (2.53%)
Hong Kong Exchanges & Clearing, Ltd.	10,400	341,717
Vitasoy International Holdings, Ltd.	63,000	227,083
		568,800

Italy (1.81%)
Davide Campari-Milano SpA	10,509	101,580
DiaSorin SpA	383	47,089
Ferrari NV	1,525	257,347
		406,016

Japan (27.59%)
ABC-Mart, Inc.	3,600	230,961
Asics Corp.	26,600	388,609
Calbee, Inc.	6,800	222,364
Cosmos Pharmaceutical Corp.	1,200	263,545
Create SD Holdings Co., Ltd.	10,100	251,245
Ezaki Glico Co., Ltd.	5,400	230,422
Kewpie Corp.	9,900	206,469
Kobayashi Pharmaceutical Co., Ltd.	1,800	144,934
Kusuri no Aoki Holdings Co., Ltd.	2,500	150,528
Matsumotokiyoshi Holdings Co., Ltd.	7,500	299,898
McDonald's Holdings Co. Japan, Ltd.	1,800	85,557
MISUMI Group, Inc.	5,100	126,548

		Value
	Shares	(Note 2)
Japan (continued)
MonotaRO Co., Ltd.	10,500	$251,871
Morinaga & Co., Ltd.	3,900	187,215
Nihon M&A Center, Inc.	7,800	223,138
Nippon Paint Holdings Co., Ltd.	2,500	119,503
Oriental Land Co., Ltd.	2,500	325,587
Pigeon Corp.	5,200	183,519
Secom Co., Ltd.	4,500	394,887
Seria Co., Ltd.	4,700	129,340
Seven & i Holdings Co., Ltd.	12,200	467,789
Shimano, Inc.	700	107,329
Ship Healthcare Holdings, Inc.	6,400	286,955
SK Kaken Co., Ltd.	174	75,809
Sundrug Co., Ltd.	7,200	243,994
Tsuruha Holdings, Inc.	1,300	159,122
Unicharm Corp.	13,000	444,908
		6,202,046

Netherlands (4.17%)
Akzo Nobel NV	2,400	226,483
Euronext NV(b)(c)	5,690	493,227
Heineken NV	2,000	217,615
		937,325

New Zealand (4.20%)
Air New Zealand, Ltd.	156,402	284,075
Auckland International Airport, Ltd.	51,800	288,325
Mainfreight, Ltd.	13,931	371,898
		944,298

Singapore (0.99%)
Singapore Exchange, Ltd.	35,000	222,053

Sweden (2.42%)
Axfood AB	19,844	411,465
Loomis AB, Class B	3,682	133,331
		544,796

Switzerland (7.59%)
Chocoladefabriken Lindt & Spruengli AG	73	611,768
Cie Financiere Richemont SA	1,425	103,487

		Value
	Shares	(Note 2)
Switzerland (continued)
Nestle SA	8,980	$990,429
		1,705,684

TOTAL COMMON STOCKS
(Cost $19,966,698)		22,448,408

TOTAL INVESTMENTS (99.85%)
(Cost $19,966,698)		$22,448,408

Other Assets In Excess Of Liabilities (0.15%)		32,611

NET ASSETS (100.00%)		$22,481,019

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2020, these securities had a total aggregate market value of $493,227 representing 2.19% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2020, the aggregate market value of those securities was $493,727, representing 2.19% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Rondure Funds	Notes to Quarterly Portfolios of Investments
January 31, 2020 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2020, the Trust consists of multiple separate portfolios or series. This quarterly report describes the Rondure New World Fund and the Rondure Overseas Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolios of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolios of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities in the Portfolios of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolios of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board” or the “Trustees”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Rondure Global Advisors, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Rondure Funds	Notes to Quarterly Portfolios of Investments
January 31, 2020 (Unaudited)

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of January 31, 2020:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure New World Fund
Common Stocks
Australia	$–	$1,518,460	$–	$1,518,460
Bangladesh	–	973,649	–	973,649
China	4,289,772	14,779,292	–	19,069,064
Greece	–	2,490,538	–	2,490,538
Hong Kong	–	6,867,714	–	6,867,714
India	3,598,258	14,935,426	–	18,533,684
Indonesia	584,584	4,756,371	–	5,340,955
Malaysia	3,997,482	6,174,437	–	10,171,919
Philippines	6,407,157	4,027,002	–	10,434,159
Poland	1,166,948	812,155	–	1,979,103
Russia	–	2,824,764	–	2,824,764
South Africa	605,457	2,926,785	–	3,532,242
South Korea	1,054,814	2,023,507	–	3,078,321
Taiwan	1,977,291	10,555,408	–	12,532,699
Tanzania	–	161,204	–	161,204
Thailand	–	8,394,958	–	8,394,958
Turkey	–	875,789	–	875,789
United Arab Emirates	–	3,171,005	–	3,171,005
Vietnam	–	6,242,209	–	6,242,209
Other*	28,985,307	–	–	28,985,307
Total	$52,667,070	$94,510,673	$–	$147,177,743

Rondure Funds	Notes to Quarterly Portfolios of Investments
January 31, 2020 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure Overseas Fund
Common Stocks
Australia	$–	$1,947,013	$–	$1,947,013
Belgium	–	66,691	–	66,691
Britain	276,247	2,616,011	–	2,892,258
Denmark	–	563,755	–	563,755
Finland	–	614,896	–	614,896
France	–	2,326,359	–	2,326,359
Germany	–	1,512,021	–	1,512,021
Hong Kong	–	568,800	–	568,800
Italy	–	406,016	–	406,016
Japan	–	6,202,046	–	6,202,046
Netherlands	–	937,325	–	937,325
New Zealand	–	944,298	–	944,298
Singapore	–	222,053	–	222,053
Sweden	–	544,796	–	544,796
Switzerland	–	1,705,684	–	1,705,684
Other*	994,397	–	–	994,397
Total	$1,270,644	$21,177,764	$–	$22,448,408

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

For the nine months ended January 31, 2020, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.